Cost of Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Cost of Revenues

NOTE 4: REVENUE RECOGNITION

Under ASC 606, “Revenue from Contracts with Customers” (“ASC 606”), an entity recognizes revenue when or as it satisfies a performance obligation either at a point in time or over time. Revenues from sales of products are recognized when control is transferred (based on the agreed International Commercial terms, or “INCOTERMS”). Revenues related to warranty extension services, software, and communication services are recognized over time on a straight-line basis.

Revenue attributable to the Company’s different products and services was as follows:

	Three Months Ended March 31,
	2021	2020

Products	$4,250	$1,959
Services	335	285

	$4,585	$2,244

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Three Months Ended March 31,
	2021	2020

USA	63%	91%
Canada	27%	9%
Latin America	10%	-

The following table summarizes the Company’s major customers:

	Three Months Ended March 31,
	2021	2020

Regional distributor A	39%	51%
Regional distributor B	8%	12%
Regional distributor C	17%	4%

NOTE 12:- COST OF REVENUES

	Year Ended December 31,
	2020	2019

Materials used	$4,726	$4,821
Employees’ salaries and related expenses	1,251	1,163
Depreciation and amortization	870	648
Shipping and deliveries	487	595
Factory and other expenses	588	854

	$7,922	$8,081